5. Lines of Credit (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lines of credit		$ 75,000	$ 75,000
Lines of credit, current portion		0	(75,000)
Lines of credit, long-term portion	$ 75,000	75,000	0
TVP Investments [Member]
Lines of credit		$ 75,000	$ 75,000